PROPERTY, PLANT AND EQUIPMENT - Estimated Metal Prices (Details) - Pirquitas plant assets	May 31, 2017 $ / pound $ / ounce
Silver
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Price per ounce, 2017 (usd per oz) | $ / ounce	17.93
Price per ounce, 2018 (usd per oz) | $ / ounce	18.72
Price per ounce, 2019 (usd per oz) | $ / ounce	19.14
Price per ounce, 2020 (usd per oz) | $ / ounce	19.53
Price per ounce, Long-term (usd per oz) | $ / ounce	19.65
Lead
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Price per pound, 2017 (usd per lb)	1.01
Price per pound, 2018 (usd per lb)	1.03
Price per pound, 2019 (usd per lb)	1.02
Price per pound, 2020 (usd per lb)	0.99
Price per pound, Long-term (usd per lb)	0.94
Zinc
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Price per pound, 2017 (usd per lb)	1.27
Price per pound, 2018 (usd per lb)	1.31
Price per pound, 2019 (usd per lb)	1.24
Price per pound, 2020 (usd per lb)	1.18
Price per pound, Long-term (usd per lb)	1.06